INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES	INVENTORIES:

	December 31, 2023	January 1, 2023

Raw materials and spare parts inventories	$165,527	$251,700
Work in progress	57,938	77,726
Finished goods	865,976	896,514
	$1,089,441	$1,225,940

The amount of inventories recognized as an expense and included in cost of sales was $2,241.2 million for fiscal 2023 (2022 - $2,164.0 million). For fiscal 2023, cost of sales included an expense of $12.3 million (2022 - $19.7 million) related the write-down of inventory to net realizable value.